Significant accounting policies, judgments, estimates, and assumptions - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Significant accounting policies, judgments, estimates, and assumptions.
Contract termination provisions in prior year			€ 81,587,000
Provision for onerous contracts	€ 1,922,000		40,455,000
Revenue	67,420,000		102,990,000	€ 48,871,000
Amount drawn				25,000,000
Residual values	0
Borrowing costs capitalized	€ 2,291,000		€ 2,932,000	€ 1,989,000
Weighted average borrowing costs (as a percent)	5.78%	5.78%	7.17%	8.90%
Impairment loss			€ 0
Reversal of impairment loss				€ 0
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Revenue from pre-launch products	€ 0		0	0
Impairment to property, plant and equipment	5,884,000		22,810,000
No impairment of goodwill | $		$ 0
Reclassification from other liabilities to provisions
Significant accounting policies, judgments, estimates, and assumptions.
Contract termination provisions in prior year	81,587,000
Provision for onerous contracts	40,555,000
Product
Significant accounting policies, judgments, estimates, and assumptions.
Revenue	3,062,000		457,000	556,000
Product | Goods or services transferred at point in time
Significant accounting policies, judgments, estimates, and assumptions.
Revenue	€ 0		€ 0	€ 0